Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 11,698	$ 6,943	$ 1,353
Amortization of debt issuance costs	518	265	72
Other	61	27	35
Total	12,277	7,235	1,460
Interest and Finance Costs - Related Party [Abstract]
Convertible notes amortization of debt discount	2,127	1,163	334
Gain on extinguishment of convertible notes	0	0	(200)
Total	5,122	2,616	399
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	1,182	155	0
Amortization of debt issuance costs related party	13	0	0
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	1,800	1,298	265
Convertible notes amortization of debt discount	2,127	1,163	334
Gain on extinguishment of convertible notes	$ 0	$ 0	$ (200)